Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Line Items]
Stockholders’ equity (in Dollars)	$ 18,553	$ 3,860		$ 5,526	$ 1,700	$ 9,980
Inventory provision write-offs (in Dollars)	170	75
Obsolete inventory amount (in Dollars)	778	1,226
Impairment of product sales inventory (in Dollars)	$ 201	$ 75	[1]
Incremental borrowing rate	8.00%
Lease term	12 months
Equity issuance of cost (in Dollars)	$ 784
Rate of monthly severance, percentage	8.33%
Inventory Valuation and Obsolescence [Member]
Significant Accounting Policies [Line Items]
Obsolete inventory amount (in Dollars)	$ 107
Expected volatility [Member]
Significant Accounting Policies [Line Items]
Measurement of warrants	60
Dividend yield [Member]
Significant Accounting Policies [Line Items]
Measurement of warrants	0
Risk free interest rate [Member]
Significant Accounting Policies [Line Items]
Measurement of warrants	4.08
Expected life [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Measurement of warrants	5
Expected life [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Measurement of warrants	4.8

[1]	Reclassified